Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 110,405	$ 100,967
Less: Allowance for credit losses	(3,135)	(3,269)
Total	$ 107,270	$ 97,698